Warrants - Summary of Warrant Activity (Details) (10-K) (Parenthetical) - $ / shares	1 Months Ended
	Jun. 30, 2018	Jun. 30, 2020	[1]	Dec. 31, 2018	[2]
Exercise price of warrants		$ 104.18		$ 104.18
2017 Debt Warrants [Member]
Exercise price of warrants	$ 27.60
Excercise of warrants, description	2017 Debt warrants were modified to adjust the exercise price from $84.60 per share to $27.60 per share.

[1]	Weighted-average exercise prices are as of June 30, 2020.
[2]	Weighted average exercise prices are as of December 31, 2019.